Acquisitions - Revenue and Net Income of Acquiree subsequent to the Closing of Merger (Details) - Pacific Drilling - USD ($) $ in Thousands	3 Months Ended	8 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Business Acquisition [Line Items]
Revenue	$ 35,682	$ 65,629
Net loss	$ (12,533)	$ (28,865)